SIGNIFICANT COMMITMENTS AND AGREEMENTS - Operating lease commitments (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease commitments
Future minimum lease receivables	Rp 16,043	Rp 14,749
Minimum
Operating lease commitments
Non-cancelable lease term	1 year
Maximum
Operating lease commitments
Non-cancelable lease term	10 years
No later than a year
Operating lease commitments
Future minimum lease receivables	Rp 2,582	3,095
1-5 years
Operating lease commitments
Future minimum lease receivables	8,354	6,922
More than 5 years
Operating lease commitments
Future minimum lease receivables	Rp 5,107	Rp 4,732